LONG-TERM DEBT - Borrowings redemption prices (Details) - Senior unsecured notes - due May 15, 2025	12 Months Ended
Dec. 31, 2019
Long Term Debt
Borrowings Redemption Price Percentage	100.00%
2020
Long Term Debt
Borrowings Redemption Price Percentage	104.78%
2021
Long Term Debt
Borrowings Redemption Price Percentage	103.19%
2022
Long Term Debt
Borrowings Redemption Price Percentage	101.59%
2023 and thereafter
Long Term Debt
Borrowings Redemption Price Percentage	100.00%